Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 21, 2017
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Jul. 21, 2017
Document Effective Date	Jul. 21, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Global Dynamic Bond Fund | Class T
Prospectus:
Trading Symbol	DGDTX